Description of Business	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Description of Business

NOTE 1. DESCRIPTION OF BUSINESS

Veritone, Inc., a Delaware corporation (“Veritone”) (together with its wholly-owned subsidiaries, collectively, the Company), is a cloud-based cognitive software company that extracts understanding from unstructured audio and video data. The Company’s artificial intelligence (“AI”) platform incorporates patented technology to manage and integrate a wide variety of artificial intelligence processes, through the orchestration of machine learning algorithms known as cognitive engines to mimic human cognitive functions such as perception, reasoning, prediction and problem solving to transform unstructured data. The Company’s AI platform stores the cognitive engine results in a searchable, time-correlated index, creating an online, searchable library of audio and video data that enables analysis and automated business solutions. Because of its open architecture, additional cognitive engines can be readily added to the platform, and new applications can be added by the Company or third parties to leverage the platform for a broad range of industries that capture or use audio and video data, including, without limitation, media, politics, legal and other commercial and government vertical markets. In addition, the Company operates a full service advertising agency. The Company’s expertise in media buying, planning and creative development, coupled with its proprietary technology platform, enables the Company to deliver and analyze the effectiveness of advertising in a way that is simple, scalable and trackable.

Veritone was incorporated as Veritone Delaware, Inc. on June 13, 2014 and changed its name to Veritone, Inc. on July 15, 2014. In July 2014, Veritone merged with ROIM Acquisition Corp. (RAC), which owned all of the capital stock of ROIM, Inc. (ROIM). Veritone was the surviving corporation in the RAC merger and ROIM became a wholly-owned subsidiary of Veritone following that merger. At that time, Chad Steelberg and Ryan Steelberg, who are brothers, were the majority stockholders of Veritone, RAC and ROIM via direct or indirect ownership interests. Also, in July 2014, Veritone acquired all of the outstanding membership interests in NextMedium, LLC (NM). Chad Steelberg and Ryan Steelberg indirectly owned the majority of the membership interests in NM. The Company accounted for these transactions as mergers under common control based upon the guidance in ASC 805-50, so that the assets and liabilities of RAC, ROIM and NM were recorded by the Company at their carryover basis.

Initial Public Offering

In May 2017, the Company completed an initial public offering (“IPO”) of its common stock. In connection with the IPO, the Company sold 2,500,000 shares of common stock at $15.00 per share for an expected aggregate net proceeds of $32,580 after underwriting discounts, commissions and offering costs of $4,920.

Concurrent with the closing of the IPO on May 17, 2017, the following transactions were completed in accordance with the related agreements (see Notes 3 and 4):

(a)	The Series B Preferred Stock, which had a liquidation preference of $18,668 and a net book value of $18,463, was automatically converted into 2,309,135 shares of the Company’s common stock;

(b)	The Series A Preferred Stock, which had a liquidation preference of $8,598 and a net book value of $6,272, was automatically converted into 2,922,798 shares of the Company’s common stock;

(c)	The Convertible Note Payable to Acacia Research Corporation (“Acacia”), which had a principal balance of $20,000 and accrued interest of $737, was automatically converted into 1,523,746 shares of the Company’s common stock;

(d)	The Primary Warrant was automatically exercised by Acacia, which resulted in the issuance of 2,150,335 shares of the Company’s common stock to Acacia in exchange for cash proceeds of $29,263;

(e)	Acacia and Veritone LOC I, LLC (“VLOC”), which together we refer to as the Bridge Loan Lenders, funded the remaining undrawn amounts under the Bridge Loan, which provided cash proceeds of $4,000 to the Company and increased the outstanding principal balance of the Bridge Loan to $8,000. In connection with the funding, the Company issued to the Bridge Loan Lenders (a) an aggregate of 90,000 shares of its common stock, and (b) fully vested warrants to purchase a number of shares of the Company’s common stock equal to the greater of (i) 120,000 shares of common stock, and (ii) 0.75% of the Company’s fully diluted shares outstanding following completion of the IPO. Such warrants have a term of ten years following the date of issuance and have an exercise price per share equal to the lower of $13.6088 or the IPO price per share to the public;

(f)	The Bridge Loan, which had a principal balance of $8,000 and accrued interest of $45, was automatically converted into an aggregate of 590,717 shares of the Company’s common stock; and

(g)	The warrants to purchase an aggregate of 240,000 shares of the Company’s common stock that were issued in connection with the Bridge Loan were automatically adjusted upon completion of the IPO to be exercisable to purchase an aggregate of 313,440 shares of the Company’s common stock (which was equal to 1.5% of the fully diluted shares of common stock outstanding immediately following the closing of the IPO).